Investments in Associates and Joint Ventures - Financial Information of Major Associates and Joint Venture (Parenthetical) (Detail) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Investment in associates and joint ventures [abstract]
Contingent liabilities incurred in relation to interests in associates	¥ 0	¥ 0
Contingent liabilities incurred in relation to interests in joint ventures	0	0
Capital commitments	¥ 15,231,000,000	¥ 20,730,000,000